Fair Value Measurements (Details) - Schedule of Liabilities Measured at Fair Value on a Recurring Basis - Fair Value, Recurring [Member] $ in Thousands	3 Months Ended
Dec. 31, 2023 USD ($)
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total	$ 14,613
Earnout liability [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total	8,795
PIPE make-whole liability [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total	4,975
Private Warrants and other warrants [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total	843
Fair Value, Inputs, Level 1 [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total
Fair Value, Inputs, Level 1 [Member] | Earnout liability [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total
Fair Value, Inputs, Level 1 [Member] | PIPE make-whole liability [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total
Fair Value, Inputs, Level 1 [Member] | Private Warrants and other warrants [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total
Fair Value, Inputs, Level 2 [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total
Fair Value, Inputs, Level 2 [Member] | Earnout liability [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total
Fair Value, Inputs, Level 2 [Member] | PIPE make-whole liability [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total
Fair Value, Inputs, Level 2 [Member] | Private Warrants and other warrants [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total
Fair Value, Inputs, Level 3 [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total	14,613
Fair Value, Inputs, Level 3 [Member] | Earnout liability [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total	8,795
Fair Value, Inputs, Level 3 [Member] | PIPE make-whole liability [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total	4,975
Fair Value, Inputs, Level 3 [Member] | Private Warrants and other warrants [Member]
Schedule of Liabilities Measured at Fair Value on a Recurring Basis [Line Items]
Total	$ 843